Shareholder Report, Holdings (Details) - C000259986	Apr. 30, 2026
State Street SPDR Bloomberg 1-3 Month T-Bill ETF9281248
Holdings [Line Items]
Percent of Total Investments	9.40%
Intel9281314
Holdings [Line Items]
Percent of Total Investments	3.40%
Lam Research9281327
Holdings [Line Items]
Percent of Total Investments	2.80%
CH Robinson Worldwide9281274
Holdings [Line Items]
Percent of Total Investments	2.70%
Quanta Services9281345
Holdings [Line Items]
Percent of Total Investments	2.60%
Teradyne9281361
Holdings [Line Items]
Percent of Total Investments	2.60%
Monolithic Power Systems9281329
Holdings [Line Items]
Percent of Total Investments	2.50%
Sandisk9281352
Holdings [Line Items]
Percent of Total Investments	2.50%
KLA9281322
Holdings [Line Items]
Percent of Total Investments	2.40%
Advanced Micro Devices9281250
Holdings [Line Items]
Percent of Total Investments	2.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%